EQUITY TRANSACTIONS (Details)			1 Months Ended								2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 26, 2016	Oct. 21, 2016 $ / shares	May 31, 2017 $ / shares shares	Oct. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	May 31, 2016 USD ($) $ / shares shares	Jan. 31, 2016 USD ($) $ / shares shares	Nov. 30, 2015 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 15, 2016 shares	Dec. 14, 2016 shares
EQUITY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					4,000,000										8,333,334		4,000,000
Proceeds from Issuance or Sale of Equity (in Dollars) | $															$ 500,000		$ 160,000
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares					$ 0.04								$ 0.04			$ 0.04	$ 0.04
Number of Investors					3
Stock Issued During Period, Shares, Issued for Services						250,000	500,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $						$ 17,500	$ 48,000										$ 48,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares				$ 0.05		$ 0.07	$ 0.096					$ 0.06			$ 0.06		$ 0.05
Stock Issued During Period, Value, New Issues (in Dollars) | $					$ 160,000										$ 500,000		$ 1,160,000	$ 1,676,000
Stock Issued During Period, Shares, Conversion of Convertible Securities				20,000,000													20,000,000
Proceeds from Warrant Exercises (in Dollars) | $				$ 1,000,000													$ 1,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares												$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized												50,000,000			50,000,000		50,000,000	50,000,000
Preferred Stock, Shares Issued																	0
Common Stock, Shares Authorized												500,000,000			500,000,000		395,000,000	395,000,000	500,000,000	395,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures							500,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures (in Dollars) | $							$ 48,000
Share-based Compensation (in Dollars) | $						$ 17,500	$ 48,000								$ 807,610	$ 48,000	$ 48,000	$ 791,390
Share Price (in Dollars per share) | $ / shares		$ 0.08										$ 0.06			$ 0.06		$ 0.11
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																		10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures															6,650,000
Stock Issued During Period, Shares, Share-based Compensation, Gross															1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant												350,000			350,000
Allocated Share-based Compensation Expense (in Dollars) | $												$ 89,549	$ 0		$ 807,610	$ 48,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															6,900,000		150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												20,315,000			20,315,000		20,715,000	20,965,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars) | $																		$ 104,647
Class of Warrant or Rights, Granted			750,000	1,000,000
Warrant, Description	In October 2016, the Company issued warrants to purchase from the Company up to $1,000,000 in common stock with the number of shares determined based on a 40% discount to the 20-day average stock price prior to the date of exercise.	In October 2016, the Company issued warrants to purchase up to $1,000,000 in common stock with the number of shares determined based on a 20-day average stock price prior to the date of exercise with the exercise prices discounted 40%.		number of shares determined based on a 20-day average stock price prior to the date of exercise with the exercise prices discounted 40%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 0.10
Warrant Term															3 years
Performance Milestones [Member]
EQUITY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross															2,000,000
Minimum [Member]
EQUITY TRANSACTIONS (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares												$ 0.06			$ 0.06
Maximum [Member]
EQUITY TRANSACTIONS (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares												$ 0.10			$ 0.10
Chief Executive Officer [Member]
EQUITY TRANSACTIONS (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars) | $															$ 210,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross															1,000,000
Chief Executive Officer [Member] | Modification of Vesting Options [Member]
EQUITY TRANSACTIONS (Details) [Line Items]
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition (in Dollars) | $															$ 89,064
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															750,000
Chief Executive Officer [Member] | Modification of Exercisability of Options [Member]
EQUITY TRANSACTIONS (Details) [Line Items]
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition (in Dollars) | $															$ 14,460
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															3 years		21 days
Restricted Stock [Member]
EQUITY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues								10,000,000	2,600,000	300,000	3,000,000			7,500,000
Proceeds from Issuance or Sale of Equity (in Dollars) | $								$ 1,000,000	$ 130,000	$ 21,000	$ 150,000			$ 375,000
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares								$ 0.10	$ 0.05	$ 0.07	$ 0.05			$ 0.05
Number of Investors									5		7			8
Employee Stock Option [Member]
EQUITY TRANSACTIONS (Details) [Line Items]
Share-based Compensation (in Dollars) | $																	$ 0	$ 791,390
Allocated Share-based Compensation Expense (in Dollars) | $															$ 494,086
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												575,000			575,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars) | $												$ 44,000			$ 44,000
Performance Milestones [Member] | Chief Executive Officer [Member]
EQUITY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross															1,000,000